Tangible Assets	12 Months Ended
Dec. 31, 2021
Tangible Assets [Abstract]
Tangible Assets
17. Tangible assets
17.1. Property and equipment

	December 31, 2021	December 31, 2020
Real estate	37,172,406	35,237,229
Furniture and facilities	7,003,216	7,430,772
Right of use	3,438,743	4,007,727
Machinery and equipment	2,090,216	3,231,401
Constructions in progress	1,121,834	976,450
Automobiles	94,934	86,613

TOTAL	50,921,349	50,970,192

Changes in the item for years 2021 and 2020 are included below:

					Depreciation
	Cost as of December 31, 2020	Additions	Disposals (*)	Impairment loss	Accumulated as of December 31, 2020	Disposals (*)	For the period	Accumulated as of December 31, 2021	Carrying amount as of December 31, 2021
Real estate	38,595,811	2,882,490	(17,003)	(37,694)	3,358,582	(17,003)	909,619	4,251,198	37,172,406
Furniture and facilities	12,154,656	860,906	(343,501)	—	4,723,884	(343,499)	1,288,460	5,668,845	7,003,216
Rights of use – Real estate	6,166,313	837,314	(372,992)	—	2,158,586	(10,490)	1,043,796	3,191,892	3,438,743
Machinery and equipment	6,724,100	844,139	(2,353,457)	—	3,492,699	(2,353,457)	1,985,324	3,124,566	2,090,216
Constructi o n in progress	976,450	761,172	(615,788)	—	—	—	—	—	1,121,834
Automobiles	240,336	44,900	(13,003)	—	153,723	(14,804)	38,380	177,299	94,934

Total	64,857,666	6,230,921	(3,715,744)	(37,694)	13,887,474	(2,739,253)	5,265,579	16,413,800	50,921,349

					Depreciation
	Cost as of December 31, 2019	Transfer from investment properties	Additions	Disposals (*)	Accumulated as of December 31, 2019	Transfer from investment properties	Disposals (*)	For the period	Accumulated as of December 31, 2020	Carrying amount as of December 31, 2020
Real estate	41,367,430	5,126	174,553	(2,951,298)	5,184,968	537	(2,744,088)	917,165	3,358,582	35,237,229
Furniture and facilities	13,642,282	—	544,629	(2,032,255)	5,708,994	—	(2,229,979)	1,244,869	4,723,884	7,430,772
Rights of use – Real estate	5,957,169	—	647,823	(438,679)	1,149,774	—	(40,398)	1,049,210	2,158,586	4,007,727
Machinery and equipment	9,576,681	—	1,694,981	(4,547,562)	5,663,548	—	(4,546,298)	2,375,449	3,492,699	3,231,401
Construction in progress	660,704	—	446,552	(130,806)	—	—	—	—	—	976,450
Automobiles	358,638	—	30,608	(148,910)	279,096	—	(155,690)	30,317	153,723	86,613

Total	71,562,904	5,126	3,539,146	(10,249,510)	17,986,380	537	(9,716,453)	5,617,010	13,887,474	50,970,192

(*)	Includes write-off of fully depreciated items and finalized constructions.
Based on the reports prepared by the independent appraiser relied upon
by the Bank to assess the impairment of its property, it was determined that the carrying amount of the two properties exceeds their recoverable value, for which reason such amount should be written down to the recoverable value. The impairment loss is disclosed in Note 38 – Depreciation and amortization, Loss from sale or impairment of property and equipment.
The impairment loss for assets recorded under the item “Property and equipment” is reported below:

	Impairment Loss
	December 31, 2021	December 31, 2020
Real Estate - Lavallol	(7,444)	—
Real Estate - Monte Grande	(30,250)	—

Total	(37,694)	—

17.2. Investment properties
Below are the changes in investment properties:

					Depreciation
	Cost as of December 31, 2020	Transfer to Property and equipment	Additions	Disposals	Accumulated as of December 31, 2020	Transfer to Property and equipment	Disposals	For the period	Accumulated as of December 31, 2021	Carrying amount as of December 31, 2021
Real estate	3,049,597	—	—	—	196,396	—	—	53,244	249,640	2,799,957

Total	3,049,597	—	—	—	196,396	—	—	53,244	249,640	2,799,957

					Depreciation
	Cost as of December 31, 2019	Transfer to Property and equipment	Additions	Disposals	Accumulated as of December 31, 2019	Transfer to Property and equipment	Disposals	For the period	Accumulated as of December 31, 2020	Carrying amount as of December 31, 2020
Real estate	3,054,922	(5,126)	—	(199)	144,031	(537)	(199)	53,101	196,396	2,853,201

Total	3,054,922	(5,126)	—	(199)	144,031	(537)	(199)	53,101	196,396	2,853,201